INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Convertible note description	the Company funded a €600,000 convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provided for simple interest at 7% per annum and provided for automatic conversion into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%, or if Stimunity completed a financing with a new category of shares (other than Common Shares or Series A shares of Stimunity) for at least €5 million (the “Minimum Raise”), the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares of Stimunity. Stimunity did not close a financing prior to the Maturity Date. In December 2023, the Company completed a transfer of its equity in Stimunity and the Stimunity Convertible Note to iOx. In connection with that transfer, the Stimunity Convertible Note was converted into 1,768 Class A shares of Stimunity. See Note 16, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.
Impairment analysis		$ 557,000		$ 557,000		$ 607,000
Decreasing the carrying value				452,000		$ 806,000
Stimunity S A [Member]
IfrsStatementLineItems [Line Items]
Equity in (loss) income		$ 137,000	$ 152,000	$ 227,000	$ 268,000